Share-Based Compensation (All Share-Based Payment Arrangements) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011 years properties customers	Jul. 03, 2010	Jun. 27, 2009
Share-based Compensation [Abstract]
Share-based compensation expense	$ 59,235,000	$ 66,358,000	$ 56,030,000
Total income tax benefit recognized on share-based compensation expense	18,200,000	13,900,000	9,900,000
Total unrecognized compensation cost related to share-based compensation arrangements	61,300,000
Weighted average period of time for unrecognized compensation cost to be recognized (in years)	2.62
Cash received from options exercises and purchase of shares under the employees' stock purchase plan	332,700,000	94,800,000	111,800,000
Actual tax benefit realized for tax deductions from option exercises	$ 15,900,000	$ 5,400,000	$ 7,400,000